Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue:
Product revenue	$ 36,831	$ 33,616	$ 60,551
Cost of revenue	(9,092)	(9,476)	(17,671)
Gross profit	27,739	24,140	42,880
Operating income (expenses):
Gain on sale of 4G intangible and tangible assets, net	153,129	0	0
Research and development	(28,527)	(26,124)	(26,610)
Sales and marketing	(11,773)	(11,861)	(10,027)
General and administrative	(14,402)	(15,993)	(10,082)
Impairment of 5G broadband platform intangible and tangible assets	(56,633)	0	0
Total operating income (expenses)	41,794	(53,978)	(46,719)
Operating income (loss)	69,533	(29,838)	(3,839)
Financial income (expense):
Interest expense	(23,728)	(11,409)	(10,925)
Interest income	850	176	68
Debt amendments	13,952	247	476
Change in fair value of convertible debt derivative	3	3,200	6,878
Foreign exchange gain (loss), net	494	(692)	1,082
Income (loss) before income taxes	61,104	(38,316)	(6,260)
Income tax benefit (expense)	(3,537)	(2,674)	(2,748)
Profit (loss) for the year	57,567	(40,990)	(9,008)
Attributable to:
Shareholders of the parent	$ 57,567	$ (40,990)	$ (9,008)
Basic earnings (loss) per share (in dollars per share)	$ 0.23	$ (0.18)	$ (0.05)
Diluted earnings (loss) per share (in dollars per share)	$ 0.20	$ (0.18)	$ (0.05)
Weighted average number of shares used for computing:
Basic (in shares)	248,290,190	225,183,996	184,587,104
Diluted (in shares)	284,021,015	225,183,996	184,587,104
Basic earnings (loss) per ADS (in dollars per share)	$ 2.32	$ (1.82)	$ (0.49)
Diluted earnings (loss) per ADS (in dollars per share)	$ 2.03	$ (1.82)	$ (0.49)
Income tax benefit (expense)
Basis per ADS (in dollars per share)	24,829,019	22,518,400	18,458,710
Diluted per ADS (in dollars per share)	28,402,102	22,518,400	18,458,710
Products
Revenue:
Product revenue	$ 12,007	$ 8,060	$ 22,974
License and services revenue
Revenue:
Product revenue	$ 24,824	$ 25,556	$ 37,577